UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRITX International Stock Fund –
.
PAITX International Stock Fund–
.
Advisor  Class
RRITX International Stock Fund–
.
R  Class
PRIUX International Stock Fund–
.
I  Class
TRNZX International Stock Fund–
.
Z Class

T. ROWE PRICE International Stock Fund
HIGHLIGHTS
International stocks rose in the 12 months ended October 31, 2023, as signs of easing inflation in many markets raised hopes that global central banks were nearing an end to their tightening cycles, though concerns about higher-for-longer rates and China’s growth slowdown spurred declines in the final months of the period.
The International Stock Fund underperformed the MSCI All Country World Index ex USA Net but outperformed its Lipper peer group average over its fiscal year.
We leaned into bouts of elevated market volatility throughout the period to add to quality, defensive growth companies and select cyclical names at attractive valuations.
Various crosscurrents in international stock markets have made it difficult to determine what may be driving growth stocks at any given moment. We believe that the upside and downside risks for markets appear relatively balanced.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE International Stock Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive results during your fund’s fiscal year, the 12-month period ended October 31, 2023, although a downturn over the past six months offset some of the strong gains recorded in the first half of the period. Global economies managed to avoid the recession that was widely predicted at the start of 2023, but signs that central banks might need to keep interest rates higher for longer than previously expected weighed on market sentiment.
Growth stocks outperformed value shares over the 12-month period, and stocks in developed markets generally outpaced their counterparts in emerging markets. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S. investors in
European securities.
Technology companies benefited from investor enthusiasm for artificial intelligence developments and produced some of the strongest results in the equity market. Within the S&P 500 Index, the communication services and information technology sectors were lifted by the rally in tech-related companies and recorded significant gains. The financials sector partly recovered from the failure of three large regional banks during the period but still finished in negative territory.
Corporate fundamentals were broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and preliminary estimates pointed to a resumption of growth in the third quarter.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter’s initial estimate, the highest since the end of 2021. Growth in Europe and Japan was more sluggish, and China’s economy was beset by worries about its property sector after an initial boost from its decision at the end of 2022 to lift most of its pandemic-related restrictions. A protracted debt ceiling standoff in the U.S., the ongoing conflict between Ukraine and Russia, and the outbreak of war in the Middle East following the attack on Israel by Hamas produced headwinds for markets at various times.
Investors also remained focused on inflation as price increases moderated but remained well above the Federal Reserve’s 2% target. In response, the Fed continued to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to 5.50% by the end of July, the highest level since March 2001.

T. ROWE PRICE International Stock Fund

U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the central bank may have to keep rates higher for longer than previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the credit rating of U.S.
government debt from the highest level, AAA, to AA+ along with expectations for higher levels of borrowing by the Treasury Department. The yield on the benchmark 10-year Treasury note briefly reached 5.00% in October for the first time since late 2007 before falling back to 4.88% by period-end.
Increasing yields over the past six months led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well as default rates remained low by historical standards.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead to 2024. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that have the potential to add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE International Stock Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The International Stock Fund returned 10.82% in the 12 months ended
October 31, 2023. The fund underperformed the MSCI All Country World
Index ex USA Net, which returned 12.07%, but outperformed the Lipper
International Multi-Cap Growth Funds Average, which returned 8.40%.
(Returns for the Advisor, R, I, and Z Class shares will vary due to their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
The industrials and business
services sector detracted
the most from relative
returns due to adverse stock
selection. Teleperformance,
a French business process
outsourcing company,
was the chief performance
detractor in the sector. Shares
of Teleperformance, which
provides content moderation
and customer service to
tech companies such as
TikTok and Apple, retreated
amid signs of slowing
revenue growth following
a pandemic-driven boom.
More recently, its shares fell on concerns that the rise of artificial intelligence
(AI) would erode demand for some of its services. Health care stocks also weighed on relative performance owing to negative selection. Diasorin, an
Italian manufacturer of laboratory diagnostic tests, detracted as the company experienced delays in two key product launches. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/23 6 Months 12 Months
International Stock Fund –
.
-8.05% 10.82%
International Stock Fund–
.
Advisor  Class -8.21 10.57
International Stock Fund–
.
R  Class -8.31 10.27
International Stock Fund–
.
I  Class -7.99 11.03
International Stock Fund–
.
Z  Class -7.69 11.77
MSCI All Country World
Index ex USA Net -7.11 12.07
Lipper International
Multi-Cap Growth Funds
Average -10.11 8.40

T. ROWE PRICE International Stock Fund

Turning to contributors, information technology (IT) added the most to relative performance mostly due to favorable stock selection. Taiwan
Semiconductor Manufacturing Company (TSMC), the world’s leading dedicated chip foundry, was a top contributor. We believe that TSMC’s engineering expertise gives it an edge in producing the next generation of AI and cloud computing chips and that the company remains attractively valued as it enters a period of renewed profitability. Disco, a Japanese manufacturer of precision cutting, grinding, and polishing machines for the chip industry, was another major contributor as it, too, benefited from investor excitement over companies exposed to AI. Energy and utilities added value thanks to positive stock selection in both sectors. Our holding in NTPC, India’s largest power utility, significantly helped relative returns as the company drew closer to monetizing its renewable energy investments and its earnings growth accelerated. NTPC is a beneficiary of rising power sector investment in
India, where rapid economic growth has driven up electricity demand and highlighted the need to add capacity in the country.
How is the fund positioned?
The International Stock Fund seeks to own companies in non-U.S. developed and emerging markets that we believe can achieve and sustain above-average earnings growth over the long term. Sector and country positioning is primarily driven by bottom-up stock selection based on in-depth fundamental research performed by T. Rowe Price’s global equity analyst team. We leaned into bouts of elevated market volatility throughout our fiscal year to add to quality, defensive growth companies and select cyclical names at attractive valuations. We believe that our positioning offers protection against a possible economic downturn while maintaining some exposure to an extension of the cycle if inflation declines more quickly than expected in the near term.
At the end of October, IT was the most overweight sector largely due to our sizable positions in semiconductor-related names. Taiwanese chip foundry
TSMC and Dutch semiconductor manufacturing equipment maker ASML were the largest IT positions as well as the fund’s top two holdings. One of the largest trades in the second half of our fiscal year was starting a position in German enterprise software vendor SAP, which has stepped up efforts to simplify its portfolio of acquired software assets and shift its business toward a cloud-based, recurring revenue model. We also initiated Hexagon, a Swedish industrial technology company that specializes in advanced measurement technologies, software, and sensors. Hexagon has a strong management team, serves a wide range of industries, and commands a leading position in most of its end markets.

T. ROWE PRICE International Stock Fund

Health care was the second-largest overweight sector against the benchmark.
Our health care holdings are focused on pharmaceuticals companies, anchored by positions in Novo Nordisk, AstraZeneca, and Chugai Pharmaceutical. We
also maintained significant exposure to the health care equipment and supplies industry mainly through our investments in Alcon, a Swiss company that makes contact lenses and eyecare products, and UK medical device maker
Smith & Nephew. Our allocation to health care declined in our fiscal year’s second half as we eliminated several pharma names from the fund, including our holding in Swiss drugmaker Roche. Though we regard Roche as one of the highest-quality names in the sector, the company is grappling with disappointing results from several pivotal trials, unfavorable currency trends weighing on earnings, and few promising drugs under development that can drive near-term growth.
Industrials and business
services represented a sizable
sector in absolute terms and a
slight overweight against the
benchmark. Our industrial
holdings are concentrated
in European aerospace and
defense companies, such as
French aircraft equipment
manufacturer Safran and
aerospace company Dassault
Aviation, as well as in the
ground transportation
industry through positions
including Canadian National
Railway and Canadian Pacific
Kansas City. Our industrials
allocation edged up in the
past six months following
several key trades. We
initiated a position in credit
data and analytics company
Experian and added to our
core holding in Canadian National Railway, which is benefiting from a rising price environment and is well positioned to generate durable and consistent earnings growth over time. As for sales, we eliminated Teleperformance and reduced our holding in Dassault Aviation. Shares of Dassault, a French
SECTOR DIVERSIFICATION
Percent of Net Assets
4/30/23 10/31/23
Financials 16.9% 17.2%
Information Technology 14.0 16.5
Industrials and Business
Services 14.9 15.4
Health Care 15.3 14.4
Consumer Discretionary 10.7 10.4
Consumer Staples 11.2 10.2
Communication Services 6.6 6.4
Materials 4.0 3.4
Energy 1.7 2.3
Utilities 1.3 1.5
Real Estate 0.2 0.3
Other and Reserves 3.2 2.0
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE International Stock Fund

manufacturer of military and business jets, have performed well since late 2021 as its orders recovered from pandemic-driven lows and defense spending in
Europe surged after Russia’s war on Ukraine. We used proceeds from selling the company to purchase names with a more favorable risk/reward trade-off.
What is portfolio management’s outlook?
Various crosscurrents in international stock markets have made it difficult to determine what may be driving growth stocks at any given moment. On the one hand, we see sticky inflation (especially in the UK and Europe) that will likely keep interest rates higher for longer and elevated earnings estimates despite declining backlogs, rising wages, and deteriorating excess savings.
Recent earnings have showed that some companies have combatted inflation by passing higher costs on to their customers. We think that this development is temporary, however, and that earnings in the coming quarters may disappoint.
On the other hand, labor markets remain resilient, particularly in the U.S.
Nevertheless, higher-for-longer interest rates increase the risk of something breaking in financial markets. Moreover, the impact from pandemic-era stimulus is subsiding just as governments have begun to worry about fiscal deficits against a backdrop of rising debt servicing costs and middling growth.
These risks reinforce our view that we are in the late innings of the current cycle—even if the optimism surrounding the artificial intelligence boom has bought us a few extra outs. Weighing these factors, we believe that the upside and downside risks for markets appear relatively balanced from here.
Bottom-up stock selection based on rigorous company research is the cornerstone of our investment philosophy and process. We are confident that our fundamentals-based, valuation-sensitive approach to growth investing, combined with the substantial resources of T. Rowe Price’s fundamental research platform, will allow us to navigate the current market uncertainty and generate solid returns for shareholders over the long term.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE International Stock Fund

PRINCIPAL RISKS
International investing. Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Non-
U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.
Market conditions. The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. ROWE PRICE International Stock Fund

BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

T. ROWE PRICE International Stock Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
10/31/23
Taiwan Semiconductor Manufacturing, Taiwan 3.7%
ASML Holding, Netherlands 2.4
Nestle, Switzerland 1.9
Samsung Electronics, South Korea 1.9
Prosus, Netherlands 1.9
Deutsche Telekom, Germany 1.8
AIA Group, Hong Kong 1.6
Novo Nordisk, Denmark 1.6
Alcon, Switzerland 1.5
HDFC Bank, India 1.5
NTPC, India 1.5
Suncor Energy, Canada 1.5
TMX Group, Canada 1.5
Axis Bank, India 1.4
Alibaba Group Holding, China 1.4
AstraZeneca, United Kingdom 1.2
Essity, Sweden 1.2
LVMH Moet Hennessy Louis Vuitton, France 1.2
Constellation Software, Canada 1.2
Canadian National Railway, Canada 1.2
SAP, Germany 1.2
Chugai Pharmaceutical, Japan 1.2
Safran, France 1.1
Seven & i Holdings, Japan 1.1
Akzo Nobel, Netherlands 1.1
Total 38.8%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE International Stock Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INTERNATIONAL STOCK FUND
Note: Performance for the Advisor, R, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE International Stock Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
International Stock Fund –
.
10.82% 4.06% 3.63% – –
International Stock Fund–
.
Advisor  Class 10.57 3.76 3.37 – –
International Stock Fund–
.
R  Class 10.27 3.45 3.03 – –
International Stock Fund–
.
I  Class 11.03 4.21 – 4.45% 8/28/15
International Stock Fund–
.
Z  Class 11.77 – – 10.16 3/16/20
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE International Stock Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has five share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe
Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
International Stock Fund 0.84%
International Stock Fund–Advisor Class 1.10
International Stock Fund–R Class 1.41
International Stock Fund–I Class 0.68
International Stock Fund–Z Class 0.66
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE International Stock Fund

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE International Stock Fund

INTERNATIONAL STOCK FUND
Beginning
Account Value
5/1/23
Ending
Account Value
10/31/23
Expenses Paid
During Period*
5/1/23 to 10/31/23
Investor Class
Actual $1,000.00 $919.50 $4.02
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.02   4.23
Advisor Class
Actual   1,000.00   917.90   5.46
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.51   5.75
R Class
Actual   1,000.00   916.90   6.76
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,018.15   7.12
I Class
Actual   1,000.00   920.10   3.29
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.78   3.47
Z Class
Actual   1,000.00   923.10   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365)
to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was
0.83%, the
2
Advisor Class was 1.13%, the
3
R Class was 1.40%, the
4
I Class was 0.68%, and
the
5
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE International Stock Fund

QUARTER-END RETURNS
Periods Ended 9/30/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
International Stock Fund –
.
18.98% 2.89% 4.30% – –
International Stock Fund–
.
Advisor  Class 18.63  2.60  4.04  – –
International Stock Fund–
.
R  Class 18.32  2.28  3.69  – –
International Stock Fund–
.
I  Class 19.16  3.03  – 4.96% 8/28/15
International Stock Fund–
.
Z  Class 19.98  – – 11.51  3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor ,
3
R ,
4
I , and
5
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how each class would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect the taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE International Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 15.28 $ 22.00 $ 18.09 $ 17.80 $ 16.69
Investment activities
Net investment income
(1)(2)
0.18 0.14 0.17 0.11 0.43
Net realized and unrealized gain/
loss 1.47 (5.40) 4.06 0.68 1.78
Total from investment activities 1.65 (5.26) 4.23 0.79 2.21
Distributions
Net investment income (0.07) (0.17) (0.08) (0.43) (0.25)
Net realized gain (0.08) (1.29) (0.24) (0.07) (0.85)
Total distributions (0.15) (1.46) (0.32) (0.50) (1.10)
NET ASSET VALUE
End of period $ 16.78 $ 15.28 $ 22.00 $ 18.09 $ 17.80
Ratios/Supplemental Data
Total return
(2)(3)
10.82% (25.36)% 23.49% 4.39% 14.44%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.83% 0.84% 0.77% 0.79% 0.80%
Net expenses after waivers/
payments by Price Associates 0.83% 0.84% 0.77% 0.79% 0.80%
Net investment income 1.03% 0.77% 0.76% 0.63% 2.58%
Portfolio turnover rate 38.4% 33.6% 27.6% 31.3% 36.6%
Net assets, end of period (in
millions) $1,559 $1,523 $3,071 $3,582 $11,178
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Stock Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 15.27 $ 21.98 $ 18.07 $ 17.85 $ 16.71
Investment activities
Net investment income
(1)(2)
0.14 0.11 0.11 0.04 0.25
Net realized and unrealized gain/
loss 1.47 (5.42) 4.06 0.67 1.93
Total from investment activities 1.61 (5.31) 4.17 0.71 2.18
Distributions
Net investment income (0.03) (0.11) (0.02) (0.42) (0.19)
Net realized gain (0.08) (1.29) (0.24) (0.07) (0.85)
Total distributions (0.11) (1.40) (0.26) (0.49) (1.04)
Redemption fees added to paid-in
capital
(1)(3)
— — — — —
(4)
NET ASSET VALUE
End of period $ 16.77 $ 15.27 $ 21.98 $ 18.07 $ 17.85

T. ROWE PRICE International Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(5)
10.57% (25.57)% 23.16% 3.92% 14.16%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.07% 1.10% 1.07% 1.21% 1.06%
Net expenses after waivers/
payments by Price Associates 1.07% 1.10% 1.07% 1.21% 1.06%
Net investment income 0.80% 0.60% 0.49% 0.25% 1.50%
Portfolio turnover rate 38.4% 33.6% 27.6% 31.3% 36.6%
Net assets, end of period (in
thousands) $11,901 $12,223 $19,113 $15,512 $23,217
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 14.99 $ 21.59 $ 17.80 $ 17.61 $ 16.51
Investment activities
Net investment income
(1)(2)
0.07 0.05 0.04 0.02 0.32
Net realized and unrealized gain/
loss 1.47 (5.33) 3.99 0.65 1.78
Total from investment activities 1.54 (5.28) 4.03 0.67 2.10
Distributions
Net investment income — (0.03) — (0.41) (0.15)
Net realized gain (0.08) (1.29) (0.24) (0.07) (0.85)
Total distributions (0.08) (1.32) (0.24) (0.48) (1.00)
NET ASSET VALUE
End of period $ 16.45 $ 14.99 $ 21.59 $ 17.80 $ 17.61
Ratios/Supplemental Data
Total return
(2)(3)
10.27% (25.82)% 22.72% 3.74% 13.78%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.40% 1.41% 1.40% 1.45% 1.45%
Net expenses after waivers/
payments by Price Associates 1.40% 1.40% 1.40% 1.40% 1.40%
Net investment income 0.41% 0.31% 0.17% 0.11% 1.94%
Portfolio turnover rate 38.4% 33.6% 27.6% 31.3% 36.6%
Net assets, end of period (in
thousands) $11,027 $6,672 $9,316 $8,443 $8,755
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 15.27 $ 21.98 $ 18.10 $ 17.80 $ 16.70
Investment activities
Net investment income
(1)(2)
0.21 0.20 0.19 0.13 0.47
Net realized and unrealized gain/
loss 1.48 (5.43) 4.07 0.68 1.76
Total from investment activities 1.69 (5.23) 4.26 0.81 2.23
Distributions
Net investment income (0.19) (0.19) (0.14) (0.44) (0.28)
Net realized gain (0.08) (1.29) (0.24) (0.07) (0.85)
Total distributions (0.27) (1.48) (0.38) (0.51) (1.13)
NET ASSET VALUE
End of period $ 16.69 $ 15.27 $ 21.98 $ 18.10 $ 17.80
Ratios/Supplemental Data
Total return
(2)(3)
11.03% (25.26)% 23.67% 4.50% 14.59%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.68% 0.68% 0.66% 0.66% 0.66%
Net expenses after waivers/
payments by Price Associates 0.68% 0.68% 0.66% 0.66% 0.66%
Net investment income 1.19% 1.15% 0.88% 0.76% 2.81%
Portfolio turnover rate 38.4% 33.6% 27.6% 31.3% 36.6%
Net assets, end of period (in
millions) $3,309 $2,000 $1,957 $1,687 $3,703
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
10/31/20 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 15.35 $ 22.13 $ 18.17 $ 13.39
Investment activities
Net investment income
(2)(3)
0.33 0.31 0.35 0.18
Net realized and unrealized gain/loss 1.48 (5.44) 4.07 4.60
Total from investment activities 1.81 (5.13) 4.42 4.78
Distributions
Net investment income (0.27) (0.36) (0.22) —
Net realized gain (0.08) (1.29) (0.24) —
Total distributions (0.35) (1.65) (0.46) —
NET ASSET VALUE
End of period $ 16.81 $ 15.35 $ 22.13 $ 18.17
Ratios/Supplemental Data
Total return
(3)(4)
11.77% (24.77)% 24.50% 35.70%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.66% 0.66% 0.65% 0.65%
(5)
Net expenses after waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 1.87% 1.71% 1.58% 1.61%
(5)
Portfolio turnover rate 38.4% 33.6% 27.6% 31.3%
Net assets, end of period (in millions) $8,021 $7,750 $10,299 $9,139
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Stock Fund
October 31, 2023

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.8%
Common Stocks 0.8%
MercadoLibre (USD)  (1) 82,099 101,864
Total Argentina (Cost
$89,061
)
101,864
BRAZIL 1.5%
Common Stocks 1.5%
Localiza Rent a Car  4,399,039 44,490
Localiza Rent a Car, Rights, 11/17/23  (1) 38,873 42
Raia Drogasil  12,391,165 63,434
Suzano  8,488,029 86,938
Total Brazil (Cost
$172,416
)
194,904
CANADA 9.1%
Common Stocks 9.1%
Canadian National Railway (USD)  (2) 1,435,619 151,860
Canadian Pacific Kansas City (USD)  1,885,036 133,781
Constellation Software  75,919 152,194
Constellation Software, Warrants, 3/31/40  (1)(3) 75,919 —
Definity Financial  1,619,783 44,783
Descartes Systems Group (USD)  (1) 840,750 60,710
Element Fleet Management  5,591,476 75,642
National Bank of Canada  1,545,833 96,111
Shopify, Class A (USD)  (1) 1,780,099 84,003
Suncor Energy  5,843,084 189,229
TELUS International CDA  (1) 409,576 2,623
TMX Group  9,045,980 188,388
Total Canada (Cost
$1,173,230
)
1,179,324
CAYMAN ISLANDS 0.5%
Convertible Preferred Stocks 0.5%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $13,909
(USD)  (1)(3)(4) 282,204 71,262
Total Cayman Islands (Cost
$13,909
)
71,262
CHINA 6.7%
Common Stocks 4.4%
58.com (USD)  (3) 3,564,710 —

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Alibaba Group Holding, ADR (USD)  (1) 2,155,427 177,909
BeiGene, ADR (USD)  (1)(2) 454,496 84,663
JD Health International (HKD)  (1)(2) 10,213,900 46,394
PDD Holdings, ADR (USD)  (1)(2) 449,200 45,558
Silergy (TWD)  4,190,000 37,449
Tencent Holdings (HKD)  2,628,800 97,289
Yum China Holdings (USD)  1,445,845 75,994
565,256
Common Stocks - China A Shares 2.3%
Kweichow Moutai, A Shares (CNH)  348,714 80,306
NARI Technology, A Shares (CNH)  30,843,514 95,226
Shandong Pharmaceutical Glass, A Shares (CNH)  12,131,772 45,831
Shenzhen Inovance Technology, A Shares (CNH)  9,925,810 82,043
303,406
Total China (Cost
$851,013
)
868,662
CYPRUS 0.0%
Common Stocks 0.0%
TCS Group Holding, GDR (USD)  (1)(3) 370,433 —
Total Cyprus (Cost
$22,173
)
—
DENMARK 2.2%
Common Stocks 2.2%
Genmab  (1) 277,913 78,561
Novo Nordisk, ADR (USD)  (2) 2,101,452 202,937
Total Denmark (Cost
$237,364
)
281,498
FRANCE 6.7%
Common Stocks 6.7%
Capgemini  741,347 131,017
Dassault Aviation  685,038 136,178
Eurofins Scientific  1,033,590 52,440
Kering  156,829 63,783
LVMH Moet Hennessy Louis Vuitton  214,178 153,337
Safran  951,943 148,712
Sartorius Stedim Biotech  307,402 57,553
Thales  852,345 125,787
Total France (Cost
$707,997
)
868,807

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 7.1%
Common Stocks 6.5%
Daimler Truck Holding  1,902,462 59,776
Deutsche Boerse  509,802 83,911
Deutsche Telekom  (5) 10,479,028 227,433
Evotec  (1) 5,245,006 90,686
Infineon Technologies  1,354,242 39,558
Merck  326,724 49,348
Puma  1,890,852 107,151
SAP  1,116,258 149,726
Schott Pharma  (1) 1,252,269 36,306
843,895
Preferred Stocks 0.6%
Sartorius  (2) 298,906 74,918
74,918
Total Germany (Cost
$927,256
)
918,813
HONG KONG 2.3%
Common Stocks 2.3%
AIA Group  24,143,800 209,660
Hong Kong Exchanges & Clearing  2,380,100 83,262
Total Hong Kong (Cost
$169,017
)
292,922
INDIA 6.6%
Common Stocks 6.6%
Axis Bank  15,459,276 182,157
HDFC Bank  11,034,129 195,597
HDFC Life Insurance  11,833,592 88,270
Larsen & Toubro  3,931,503 138,067
NTPC  68,280,808 193,819
Varun Beverages  4,727,555 51,964
Total India (Cost
$631,837
)
849,874
INDONESIA 1.4%
Common Stocks 1.4%
Bank Central Asia  230,431,400 126,950
Sarana Menara Nusantara  868,147,800 48,689
Total Indonesia (Cost
$64,398
)
175,639

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
IRELAND 0.2%
Common Stocks 0.2%
Kerry Group, Class A  417,546 32,253
Total Ireland (Cost
$38,414
)
32,253
ITALY 2.2%
Common Stocks 2.2%
Amplifon  (2) 1,911,466 54,025
Banca Mediolanum  10,422,676 85,107
DiaSorin  (2) 1,005,144 90,083
Ermenegildo Zegna (USD)  (2) 4,666,100 51,887
Total Italy (Cost
$304,458
)
281,102
JAPAN 13.7%
Common Stocks 13.7%
Calbee  3,241,300 62,267
Chugai Pharmaceutical  5,042,400 149,540
Daiichi Sankyo  3,063,300 78,985
Daikin Industries  491,800 70,907
Disco  577,800 102,039
Hikari Tsushin  283,000 40,829
Keyence  311,600 120,626
LY  32,950,700 84,007
Mitsui Fudosan  1,889,800 40,961
Murata Manufacturing  5,694,300 97,540
Nextage  (2) 3,453,300 47,712
Nippon Telegraph & Telephone  114,564,800 134,817
Olympus  9,606,200 128,294
Outsourcing  5,758,300 42,789
Persol Holdings  45,607,500 68,385
Recruit Holdings  1,762,300 50,530
Seven & i Holdings  3,891,100 142,565
Shimadzu  2,324,200 54,959
SMC  63,800 29,461
Sony Group  1,344,000 111,739
Stanley Electric  2,936,000 46,960
Sumitomo Metal Mining  2,052,400 57,656
Total Japan (Cost
$1,768,074
)
1,763,568

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 6.7%
Common Stocks 6.7%
Adyen  (1) 66,645 44,951
Akzo Nobel  2,117,605 142,059
ASML Holding  519,373 312,206
Heineken  1,394,236 125,263
Prosus  (1) 8,804,385 246,820
Total Netherlands (Cost
$714,102
)
871,299
PHILIPPINES 0.6%
Common Stocks 0.6%
SM Investments  5,653,785 79,907
Total Philippines (Cost
$89,314
)
79,907
PORTUGAL 1.5%
Common Stocks 1.5%
Galp Energia  7,001,787 105,410
Jeronimo Martins  3,944,855 90,948
Total Portugal (Cost
$149,459
)
196,358
SAUDI ARABIA 0.6%
Common Stocks 0.6%
Saudi National Bank  8,420,453 75,348
Total Saudi Arabia (Cost
$78,573
)
75,348
SINGAPORE 0.4%
Common Stocks 0.4%
Sea, ADR (USD)  (1)(2) 1,198,532 49,979
Total Singapore (Cost
$63,400
)
49,979
SOUTH AFRICA 0.4%
Common Stocks 0.4%
Capitec Bank Holdings  592,507 52,647
Total South Africa (Cost
$38,131
)
52,647

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 2.9%
Common Stocks 2.9%
LG Chem  127,153 41,673
NAVER  577,047 80,673
Samsung Electronics  4,970,690 247,416
Total South Korea (Cost
$246,840
)
369,762
SPAIN 1.6%
Common Stocks 1.6%
Amadeus IT Group  2,003,209 114,329
Fluidra  (2) 5,079,735 89,559
Total Spain (Cost
$236,781
)
203,888
SWEDEN 3.0%
Common Stocks 3.0%
Assa Abloy, Class B  4,339,927 92,506
Essity, Class B  6,850,517 156,205
Hexagon, Class B  6,749,123 55,003
Olink Holding, ADR (USD)  (1) 1,561,877 38,922
Swedbank, Class A  2,870,828 47,148
Total Sweden (Cost
$372,733
)
389,784
SWITZERLAND 6.3%
Common Stocks 6.3%
Alcon  2,744,440 196,437
Barry Callebaut  42,921 65,077
Julius Baer Group  (5) 2,366,103 140,219
Lonza Group  98,092 34,352
Nestle  2,297,424 247,751
Partners Group Holding  (5) 120,808 127,919
Total Switzerland (Cost
$657,722
)
811,755
TAIWAN 3.7%
Common Stocks 3.7%
Taiwan Semiconductor Manufacturing  28,899,000 471,993
Total Taiwan (Cost
$106,170
)
471,993

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
THAILAND 0.5%
Common Stocks 0.5%
Bumrungrad Hospital  2,384,900 17,248
CP ALL  32,894,600 50,480
Total Thailand (Cost
$53,669
)
67,728
UNITED KINGDOM 6.1%
Common Stocks 6.0%
Ashtead Group  1,944,011 111,494
AstraZeneca, ADR (USD)  2,540,436 160,632
Bridgepoint Group  14,820,677 32,787
Experian  2,202,532 66,822
London Stock Exchange Group  1,289,420 130,096
Rightmove  6,577,167 37,928
Smith & Nephew  12,297,036 137,618
Unilever (EUR)  2,152,688 101,831
779,208
Convertible Preferred Stocks 0.1%
YuLife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $5,670  (1)(3)(4) 286,782 6,216
6,216
Total United Kingdom (Cost
$753,104
)
785,424
UNITED STATES 2.7%
Common Stocks 2.7%
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $23,865  (1)(3)
(4) 14,001 14,934
Linde  288,996 110,443
Mastercard, Class A  267,127 100,533
Waste Connections  946,138 122,525
348,435
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21, Cost $1,408  (1)(3)(4) 826 881
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $58  (1)(3)(4) 34 37
Canva, Series A-4, Acquisition Date: 11/4/21, Cost $5  (1)(3)(4) 3 3
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $3  (1)(3)(4) 2 2
923
Total United States (Cost
$225,821
)
349,358

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 5.42%  (6)(7) 272,521,712 272,522
Total Short-Term Investments (Cost $272,522) 272,522
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.42%  (6)(7) 59,347,838 59,348
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 59,348
Total Securities Lending Collateral (Cost $59,348) 59,348
Total Investments in Securities
100.6% of Net Assets
(Cost $11,288,306) $ 12,987,592
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at October 31, 2023.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$93,335 and represents 0.7% of net assets.
(5) All or a portion of this security is pledged to cover or as collateral for written call options at October 31, 2023.
(6) Seven-day yield
(7) Affiliated Companies

T. ROWE PRICE International Stock Fund

ADR American Depositary Receipts
CHF Swiss Franc
CNH Offshore China Renminbi
EUR Euro
GDR Global Depositary Receipts
HKD Hong Kong Dollar
OTC Over-the-counter
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE International Stock Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Deutsche Telekom, Call,
11/17/23 @ 21.50 (EUR) 6,238 12,795 (46)
Goldman Sachs
Julius Baer Group, Call,
11/17/23 @ 65.00 (CHF) 1,008 5,434 (1)
Goldman Sachs
Partners Group Holding,
Call, 11/17/23 @ 1,100.00
(CHF) 587 5,654 (6)
Total Options Written (Premiums $(382)) $ (53)

T. ROWE PRICE International Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 17,254++
Totals $ —# $ — $ 17,254+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
10/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 504,027  ¤   ¤ $ 331,870
Total $ 331,870^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $17,254 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $331,870.

T. ROWE PRICE International Stock Fund
October 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $11,288,306) $ 12,987,592
Receivable for investment securities sold 43,546
Foreign currency (cost $16,121) 16,036
Dividends receivable 13,820
Receivable for shares sold 4,477
Due from affiliates 4,272
Other assets 21,048
Total assets 13,090,791
Liabilities
Obligation to return securities lending collateral 61,470
Payable for investment securities purchased 47,481
Payable for shares redeemed 29,579
Investment management fees payable 7,111
Options written (premiums $382) 53
Payable to directors 4
Other liabilities 33,571
Total liabilities 179,269
NET ASSETS $ 12,911,522

T. ROWE PRICE International Stock Fund
October 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,605,805
Paid-in capital applicable to 769,668,000 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 11,305,717
NET ASSETS $ 12,911,522
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,559,342; Shares outstanding: 92,918,744) $ 16.78
Advisor Class
(Net assets: $11,901; Shares outstanding: 709,500) $ 16.77
R Class
(Net assets: $11,027; Shares outstanding: 670,555) $ 16.45
I Class
(Net assets: $3,308,582; Shares outstanding: 198,227,812) $ 16.69
Z Class
(Net assets: $8,020,670; Shares outstanding: 477,141,389) $ 16.81

T. ROWE PRICE International Stock Fund
Statement of Operations

($000s)
Year
Ended
10/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $13,847) $ 260,034
Securities lending 1,061
Other 17
Total income 261,112
Expenses
Investment management 88,951
Shareholder servicing
Investor Class $ 2,874
Advisor Class 23
R Class 14
I Class 438 3,349
Rule 12b-1 fees
Advisor Class 32
R Class 38 70
Prospectus and shareholder reports
Investor Class 43
I Class 235
Z Class 3 281
Custody and accounting 2,017
Proxy and annual meeting 400
Registration 239
Legal and audit 122
Directors 47
Miscellaneous 290
Waived / paid by Price Associates (57,573)
Total expenses 38,193
Net investment income 222,919

T. ROWE PRICE International Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $3,253) 234,417
Options written 1,066
Foreign currency transactions (3,233)
Net realized gain 232,250
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $13,497) 954,784
Options written 329
Other assets and liabilities denominated in foreign currencies 1,956
Change in net unrealized gain / loss 957,069
Net realized and unrealized gain / loss 1,189,319
INCREASE IN NET ASSETS FROM OPERATIONS
$ 1,412,238

T. ROWE PRICE International Stock Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/23 10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 222,919 $ 194,062
Net realized gain (loss) 232,250 (162,446)
Change in net unrealized gain / loss 957,069 (3,846,300)
Increase (decrease) in net assets from operations 1,412,238 (3,814,684)
Distributions to shareholders
Net earnings
Investor Class (15,312) (201,452)
Advisor Class (92) (1,187)
R Class (34) (577)
I Class (55,154) (129,631)
Z Class (177,113) (770,586)
Decrease in net assets from distributions (247,705) (1,103,433)
Capital share transactions
*
Shares sold
Investor Class 75,983 79,254
Advisor Class 1,212 1,269
R Class 6,827 1,402
I Class 1,483,750 1,082,858
Z Class 602,233 1,062,363
Distributions reinvested
Investor Class 14,485 188,373
Advisor Class 88 1,134
R Class 34 577
I Class 53,202 126,966
Z Class 177,113 770,586
Shares redeemed
Investor Class (209,905) (975,579)
Advisor Class (2,904) (3,491)
R Class (2,931) (1,658)
I Class (458,355) (428,754)
Z Class (1,285,989) (1,051,556)
Increase in net assets from capital share transactions 454,843 853,744

T. ROWE PRICE International Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/23 10/31/22
Net Assets
Increase (decrease) during period 1,619,376 (4,064,373)
Beginning of period 11,292,146 15,356,519
End of period $ 12,911,522 $ 11,292,146
*Share information (000s)
Shares sold
Investor Class 4,327 4,406
Advisor Class 68 73
R Class 399 78
I Class 90,214 59,732
Z Class 34,122 57,877
Distributions reinvested
Investor Class 843 9,630
Advisor Class 5 58
R Class 2 30
I Class 3,119 6,501
Z Class 10,370 39,476
Shares redeemed
Investor Class (11,930) (53,955)
Advisor Class (164) (199)
R Class (175) (94)
I Class (26,103) (24,275)
Z Class (72,188) (57,963)
Increase in shares outstanding 32,909 41,375

T. ROWE PRICE International Stock Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Stock Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies. The fund has five classes of shares: the International Stock Fund (Investor Class), the International Stock Fund–
Advisor Class (Advisor Class), the International Stock Fund–R Class (R Class), the
International Stock Fund–I Class (I Class) and the International Stock Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in
Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate
Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates

T. ROWE PRICE International Stock Fund

and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class and R Class each pay Rule 12b-1 fees, in an amount not exceeding 0.25%
and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended October 31, 2023, the fund realized
$35,403,000 of net gain on $102,857,000 of in-kind redemptions.

T. ROWE PRICE International Stock Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE International Stock Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will

T. ROWE PRICE International Stock Fund

affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,754,200  $ 10,733,269  $ 14,934  $ 12,502,403
Convertible Preferred
Stocks —  —  78,401  78,401
Preferred Stocks —  74,918  —  74,918
Short-Term Investments 272,522  —  —  272,522
Securities Lending
Collateral 59,348  —  —  59,348
Total $ 2,086,070  $ 10,808,187  $ 93,335  $ 12,987,592
Liabilities
Options Written $ —  $ 53  $ —  $ 53

T. ROWE PRICE International Stock Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of October 31, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby
($000s) Location on Statement of
Assets and Liabilities Fair Value
Liabilities
Equity derivatives Options Written $ 53
Total $ 53
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Realized Gain (Loss)
Equity derivatives $ 1,066
Total $ 1,066
Change in Unrealized
Gain (Loss)
Equity derivatives $ 329
Total $ 329

T. ROWE PRICE International Stock Fund

may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000.
Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of October 31, 2023, no collateral was pledged by either the fund or counterparties for bilateral derivatives.
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and

T. ROWE PRICE International Stock Fund

credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty
(OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in
Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations;
premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended October 31,
2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as

T. ROWE PRICE International Stock Fund

the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2023, the value of loaned securities was
$60,251,000; the value of cash collateral and related investments was $61,470,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $5,642,429,000 and $5,166,205,000, respectively, for the year ended
October 31, 2023.

T. ROWE PRICE International Stock Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions, character of income on passive foreign investment companies and the recharacterization of distributions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
October 31,
2023
October 31,
2022
Ordinary income (including short-term capital
gains, if any) $ 247,705  $ 548,325
Long-term capital gain —  555,108
Total distributions $ 247,705  $ 1,103,433

T. ROWE PRICE International Stock Fund

At October 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended October 31, 2023, the fund utilized $59,757,000 of capital loss carryforwards.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change
($000s)
Cost of investments $ 11,327,073
Unrealized appreciation $ 3,077,358
Unrealized depreciation (1,448,723)
Net unrealized appreciation (depreciation) $ 1,628,635
($000s)
Undistributed ordinary income $ 196,161
Net unrealized appreciation (depreciation) 1,628,635
Loss carryforwards and deferrals (218,991)
Total distributable earnings (loss) $ 1,605,805

T. ROWE PRICE International Stock Fund

in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2023, the effective annual group fee rate was 0.29%. Price Associates has agreed to permanently waive a portion of the fund’s annual investment management fee in order to limit the fund’s management fees to 0.70% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. The fund has no obligation to repay fees waived under this arrangement. No management fees were waived under this arrangement for the year ended October 31, 2023.
The R Class is subject to a contractual expense limitation through the expense limitation dates indicated in the table below. Effective June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to June 1, 2023, the Advisor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account)

T. ROWE PRICE International Stock Fund

to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended October 31, 2023 as indicated in the table below and remain subject to repayment by the fund. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $2,000 remain subject to repayment by the fund at October 31, 2023. Any repayment of expenses previously waived/paid by
Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE International Stock Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
year ended October 31, 2023, expenses incurred pursuant to these service agreements were $112,000 for Price Associates; $1,948,000 for T. Rowe Price Services, Inc.; and
$195,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2023, the fund was charged $152,000 for shareholder servicing costs related to the college savings plans, of which $55,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At October 31, 2023, approximately
11% of the outstanding shares of the I Class were held by college savings plans.
Advisor Class R Class I Class Z Class
Expense limitation/I Class
Limit 1.24% 1.40% 0.05% 0.00%
Expense limitation date 02/28/26 02/28/26 02/28/26 N/A
(Waived)/repaid during the
period ($000s) $— $4 $— $(57,577)

T. ROWE PRICE International Stock Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At October 31, 2023, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
October 31, 2023, this reimbursement amounted to $224,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

T. ROWE PRICE International Stock Fund

The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
NOTE 9 - SUBSEQUENT EVENTS
Effective November 1, 2023, the fund’s Investor Class (class) is subject to a contractual expense limitation through February 28, 2026. During the limitation period, Price
Associates is required to waive or pay any class operating expenses excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses that would otherwise cause the class’s ratio of annualized total expenses to average daily net assets (net expense ratio) to exceed its expense limitation of 0.99%. Any class expenses waived or paid by Price
Associates pursuant to a contractual expense limitation are subject to reimbursement to Price Associates by the class whenever the class expenses are below the contractual expense limitation. However, no reimbursement by the class to Price Associates will be made more than three years after the waiver or payment of class expenses by Price
Associates or if such reimbursement would result in the class expenses exceeding the contractual expense limitation in place at the time such amounts were waived or paid by
Price Associates.

T. ROWE PRICE International Stock Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price International Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Stock Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund")
as of October 31, 2023, the related statement of operations for the year ended October
31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE International Stock Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
December 19, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE International Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $66,202,000 from short-term capital gains.
For taxable non-corporate shareholders, $197,803,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $1,288,000 of the fund's income qualifies for the dividends-
received deduction.
The fund will pass through foreign source income of $210,900,000 and foreign taxes paid of $13,928,000.

T. ROWE PRICE International Stock Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 5,316,532,865 42,338,636
Mark J. Parrell 5,314,462,793 44,388,756
Kellye L. Walker 5,314,203,135 44,903,088
Eric L. Veiel 5,309,419,858 49,685,657

T. ROWE PRICE International Stock Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE International Stock Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE International Stock Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE International Stock Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
( a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE International Stock Fund

INTERESTED  DIRECTORS
( a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
( a)
(CONTINUED)

T. ROWE PRICE International Stock Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jason R. Adams (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ulle Adamson, CFA (1979)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Syed H. Ali (1970)
Vice President
Vice President, Price Hong Kong, Price Singapore,
and T. Rowe Price Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Luis M. Baylac (1982)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
( a)
(CONTINUED)

T. ROWE PRICE International Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Shiu Tak (Sheldon) Chan (1981)
Vice President
Vice President, Price International and T. Rowe Price
Group, Inc.
Andrew Chang (1983)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Vincent Chung (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Investment Analyst/Trader,
Observatory Capital Management LLP (to 2019)
Archibald Ciganer, CFA (1976)
Executive Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price,
T. Rowe Price Group, Inc., Price International, and
T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Michael Della Vedova (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Dawei Feng (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Quentin S. Fitzsimmons (1968)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Vishnu V. Gopal (1979)
Vice President
Vice President, Price International and T. Rowe Price
Group, Inc.
Benjamin Griffiths, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.; formerly, Economist, J.P. Morgan (to
2020)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Michael D. Jacobs (1971)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price
Group, Inc., and Price International
Jacob H. Kann, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Takanori Kobayashi (1981)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Shengrong Lau (1982)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Anh Lu (1968)
Executive Vice President
Vice President, Price Hong Kong, Price
International, and T. Rowe Price Group, Inc.
Sebastien Mallet (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ryan Martyn (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Colin McQueen (1967)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Investment Manager,
Global Equities, Sanlam FOUR Investments UK
Limited (to 2019)
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Jihong Min (1979)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, Price International,
T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
Tobias F. Mueller, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Economist, HSBC
Bank Middle East Ltd (to 2019)
Kenneth A. Orchard (1975)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Oluwaseun Oyegunle, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Todd Reese (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David L. Rowlett, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Nikolaj Schmidt (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Weijie (Vivian) Si (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Scott D. Solomon, CFA (1981)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Saurabh Sud, CFA (1985)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sin Dee Tan, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Stock Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Rupinder Vig (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher Vost, CFA (1989)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Verena E. Wachnitz, CFA (1978)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Hiroshi Watanabe, CFA (1975)
Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin T. Yeagle (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ernest C. Yeung, CFA (1979)
Executive Vice President
Director and Vice President, Price Hong Kong; Vice
President, T. Rowe Price Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Wenli Zheng (1979)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202312-3146056 F37-050 12/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$25,925	$24,349
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)   The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)   No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,584,000 and $2,760,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 19, 2023